CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ 135,000	$ 2,000	$ 92,019,000	$ 22,000	$ (91,908,000)
Balance, shares at Dec. 31, 2010		2,090,552
Comprehensive income:
Net loss	(2,360,000)				(2,360,000)
Net unrealized losses on foreign currency translation	27,000			27,000
Comprehensive loss	(2,333,000)
Private placement sale of common stock	1,204,000	3,000	1,201,000
Private placement sale of common stock, shares		3,009,711
Shareholder rights offering, net	1,985,000	5,000	1,980,000
Shareholder rights offering, net, shares		4,964,854
Fractional shares not issued, shares		(308)
Exercise of warrants	174,000		174,000
Exercise of warrants, shares		436,668
Noncash stock-based compensation	256,000		256,000
Balance at Dec. 31, 2011	1,421,000	10,000	95,630,000	49,000	(94,268,000)
Balance, shares at Dec. 31, 2011		10,501,477
Comprehensive income:
Net loss	(3,262,000)				(3,262,000)
Net unrealized losses on foreign currency translation	27,000			27,000
Comprehensive loss	(3,235,000)
Exercise of warrants	503,000	2,000	501,000
Exercise of warrants, shares		1,448,347
Noncash stock-based compensation	443,000		443,000
Issuance of stock options related to licensing agreement	273,000		273,000
Balance at Dec. 31, 2012	(595,000)	12,000	96,847,000	76,000	(97,530,000)
Balance, shares at Dec. 31, 2012		11,949,824
Comprehensive income:
Net loss	(2,523,000)				(2,523,000)
Net unrealized losses on foreign currency translation	(2,000)			(2,000)
Comprehensive loss	(2,525,000)
Shareholder rights offering, net	2,771,000	5,000	2,766,000
Shareholder rights offering, net, shares		5,000,000
Issuance of restricted stock, shares		293,099
Exercise of warrants	248,000	1,000	247,000
Exercise of warrants, shares		791,709
Noncash stock-based compensation	517,000		517,000
Warrant modification	14,000		14,000
Balance at Sep. 30, 2013	$ 430,000	$ 18,000	$ 100,391,000	$ 74,000	$ (100,053,000)
Balance, shares at Sep. 30, 2013		18,034,632